Share-based compensation - Disclosure of number and weighted average exercise prices of free ordinary shares (Details) - Free ordinary shares program - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of free shares
Outstanding, beginning balance (in shares)	1,842,404	1,842,404
Granted (in shares)	401,911	0	0
Forfeited (in shares)	(120,000)	0
Exercised (in shares)	(636,648)	0
Outstanding, ending balance (in shares)	1,487,667	1,842,404	1,842,404